1
Portfolio of Investments September 30, 2025
JRS
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 140.3% (98.7% of Total Investments)
252966810 COMMON STOCKS - 100.8% (70.9% of Total Investments) 252966810
DATA CENTER REITS - 11.3%
89,052 Digital Realty Trust Inc $ 15,395,310
16,596 Equinix Inc 12,998,651
TOTAL DATA CENTER REITS 28,393,961
DIVERSIFIED REITS - 0.5%
19,910 WP Carey Inc 1,345,319
TOTAL DIVERSIFIED REITS 1,345,319
HEALTH CARE REITS - 15.7%
65,524 Alexandria Real Estate Equities Inc 5,460,770
69,455 Healthcare Realty Trust Inc 1,252,274
384,273 Healthpeak Properties Inc 7,358,828
206,070 Ventas Inc 14,422,839
62,226 Welltower Inc 11,084,940
TOTAL HEALTH CARE REITS 39,579,651
HOTEL & RESORT REITS - 3.1%
259,001 Host Hotels & Resorts Inc 4,408,197
121,790 Pebblebrook Hotel Trust 1,387,188
83,590 Sunstone Hotel Investors Inc 783,238
97,892 Xenia Hotels & Resorts Inc 1,343,078
TOTAL HOTEL & RESORT REITS 7,921,701
INDUSTRIAL REITS - 12.1%
153,250 First Industrial Realty Trust Inc 7,887,778
183,057 Prologis Inc 20,963,688
38,825 Rexford Industrial Realty Inc 1,596,096
TOTAL INDUSTRIAL REITS 30,447,562
MULTI-FAMILY RESIDENTIAL REITS - 12.3%
30,197 AvalonBay Communities Inc 5,833,154
85,739 Camden Property Trust 9,155,210
92,169 Equity Residential 5,966,099
22,355 Essex Property Trust Inc 5,983,539
75,125 UDR Inc 2,799,158
79,830 Veris Residential Inc 1,213,416
TOTAL MULTI-FAMILY RESIDENTIAL REITS 30,950,576
OFFICE REITS - 6.7%
57,155 BXP Inc 4,248,903
94,680 Cousins Properties Inc 2,740,039
160,650 Douglas Emmett Inc 2,501,320
121,890 Kilroy Realty Corp 5,149,853
37,040 SL Green Realty Corp 2,215,362
TOTAL OFFICE REITS 16,855,477
OTHER SPECIALIZED REITS - 2.9%
224,225 VICI Properties Inc 7,311,977
TOTAL OTHER SPECIALIZED REITS 7,311,977
RETAIL REITS - 20.7%
94,785 Acadia Realty Trust 1,909,918
65,530 Agree Realty Corp 4,655,251
76,205 Federal Realty Investment Trust 7,720,329
161,840 Kimco Realty Corp 3,536,204
313,256 Kite Realty Group Trust 6,985,609
161,529 Macerich Co/The 2,939,828
117,780 NNN REIT Inc 5,013,895
109,530 Realty Income Corp 6,658,329
63,614 Simon Property Group Inc 11,938,439
TOTAL RETAIL REITS 51,357,802

Portfolio of Investments September 30, 2025
(continued)
JRS
2
SHARES DESCRIPTION VALUE
SELF-STORAGE REITS - 7.8%
191,337 CubeSmart $ 7,779,762
31,855 Extra Space Storage Inc 4,489,644
24,850 Public Storage 7,177,923
TOTAL SELF-STORAGE REITS 19,447,329
SINGLE-FAMILY RESIDENTIAL REITS - 5.6%
158,702 American Homes 4 Rent, Class A 5,276,841
132,940 Invitation Homes Inc 3,899,130
37,955 Sun Communities Inc 4,896,195
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 14,072,166
TELECOM TOWER REITS - 2.1%
27,325 SBA Communications Corp 5,283,289
TOTAL TELECOM TOWER REITS 5,283,289
TOTAL COMMON STOCKS
(Cost $190,169,563) 252,966,810
SHARES DESCRIPTION RATE VALUE
1,795,127 CONVERTIBLE PREFERRED SECURITIES - 0.7% (0.5% of Total Investments) 1,795,127
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.7%
30,155 Kimco Realty Corp 7 .250% 1,795,127
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,795,127
TOTAL CONVERTIBLE PREFERRED SECURITIES
(Cost $1,495,537) 1,795,127
SHARES DESCRIPTION RATE VALUE
97316584 PREFERRED STOCK - 38.8% (27.3% of Total Investments) 97316584
DATA CENTER REITS - 3.5%
194,120 Digital Realty Trust Inc 5 .200 4,241,522
96,245 Digital Realty Trust Inc 5 .850 2,278,119
95,960 Digital Realty Trust Inc 5 .250 2,149,504
TOTAL DATA CENTER REITS 8,669,145
DIVERSIFIED REITS - 1.3%
34,560 Armada Hoffler Properties Inc 6 .750 761,357
10,000 CTO Realty Growth Inc 6 .375 213,001
44,840 DigitalBridge Group Inc 7 .125 987,377
52,815 DigitalBridge Group Inc 7 .150 1,177,774
TOTAL DIVERSIFIED REITS 3,139,509
HOTEL & RESORT REITS - 5.2%
90,130 Chatham Lodging Trust 6 .625 1,898,138
134,915 DiamondRock Hospitality Co 8 .250 3,383,668
21,740 Pebblebrook Hotel Trust 6 .300 439,148
151,610 Pebblebrook Hotel Trust 6 .375 3,017,039
88,100 Pebblebrook Hotel Trust 5 .700 1,588,443
55,820 Sunstone Hotel Investors Inc 6 .125 1,188,966
69,935 Sunstone Hotel Investors Inc 5 .700 1,476,328
TOTAL HOTEL & RESORT REITS 12,991,730
INDUSTRIAL REITS - 2.9%
56,719 Prologis Inc 8 .540 3,142,233
22,741 Rexford Industrial Realty Inc 5 .875 529,865
158,030 Rexford Industrial Realty Inc 5 .625 3,599,923
TOTAL INDUSTRIAL REITS 7,272,021
MULTI-FAMILY RESIDENTIAL REITS - 0.8%
34,353 Mid-America Apartment Communities Inc 8 .500 1,913,359
TOTAL MULTI-FAMILY RESIDENTIAL REITS 1,913,359
OFFICE REITS - 11.7%
12,713 Highwoods Properties Inc 8 .625 13,270,090
144,320 SL Green Realty Corp 6 .500 3,172,154
176,330 Vornado Realty Trust 4 .450 2,636,134
226,090 Vornado Realty Trust 5 .250 4,015,358
222,827 Vornado Realty Trust 5 .250 4,042,082

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
SHARES DESCRIPTION RATE VALUE
OFFICE REITS (continued)
126,524 Vornado Realty Trust 5 .400% $ 2,253,392
TOTAL OFFICE REITS 29,389,210
OTHER SPECIALIZED REITS - 0.1%
12,465 EPR Properties 5 .750 269,742
TOTAL OTHER SPECIALIZED REITS 269,742
RETAIL REITS - 6.9%
99,265 Agree Realty Corp 4 .250 1,801,660
134,110 Federal Realty Investment Trust 5 .000 2,869,954
156,704 Kimco Realty Corp 5 .250 3,466,293
124,919 Kimco Realty Corp 5 .125 2,672,017
51,590 Regency Centers Corp 5 .875 1,232,485
73,095 Regency Centers Corp 6 .250 1,778,401
19,725 Saul Centers Inc 6 .125 439,276
127,775 Saul Centers Inc 6 .000 2,991,213
3,184 Simon Property Group Inc 8 .375 170,312
TOTAL RETAIL REITS 17,421,611
SELF-STORAGE REITS - 5.0%
44,661 National Storage Affiliates Trust 6 .000 1,038,815
3,225 Public Storage 4 .000 55,051
76,355 Public Storage 4 .000 1,319,414
2,940 Public Storage 3 .900 49,363
94,460 Public Storage 4 .625 1,854,250
26,125 Public Storage 4 .750 533,995
16,700 Public Storage 4 .700 332,998
83,290 Public Storage 4 .875 1,740,761
142,370 Public Storage 5 .600 3,483,794
102,599 Public Storage 5 .050 2,257,178
TOTAL SELF-STORAGE REITS 12,665,619
SINGLE-FAMILY RESIDENTIAL REITS - 1.4%
102,970 American Homes 4 Rent 6 .250 2,481,577
34,615 American Homes 4 Rent 5 .875 827,298
12,175 UMH Properties Inc 6 .375 275,763
TOTAL SINGLE-FAMILY RESIDENTIAL REITS 3,584,638
TOTAL PREFERRED STOCK
(Cost $109,600,255) 97,316,584
TOTAL LONG-TERM INVESTMENTS
(Cost $301,265,355) 352,078,521
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.9%(1.3% of Total Investments)
4760544 REPURCHASE AGREEMENTS - 1.9% (1.3% of Total Investments) 4760544
$ 160,544 (a) Fixed Income Clearing Corp 1 .260 10/01/25 160,544
4,600,000 (b) Fixed Income Clearing Corp 4 .150 10/01/25 4,600,000
TOTAL REPURCHASE AGREEMENTS
(Cost $4,760,544) 4,760,544
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,760,544) 4,760,544
TOTAL INVESTMENTS - 142.2%
(Cost $306,025,899) 356,839,065
BORROWINGS - (40.8)% (c),(d) (102,400,000)
OTHER ASSETS & LIABILITIES, NET -  (1.4)% (3,505,302)
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 250,933,763
REIT Real Estate Investment Trust

Portfolio of Investments September 30, 2025
(continued)
JRS
4
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Agreement with Fixed Income Clearing Corporation, 1.260% dated 9/30/25 to be repurchased at $160,550 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 1.375% and maturity date 7/15/33, valued at $163,919.
(b) Agreement with Fixed Income Clearing Corporation, 4.150% dated 9/30/25 to be repurchased at $4,600,530 on 10/1/25, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 5/31/29, valued at $4,692,192.
(c) Borrowings as a percentage of Total Investments is 28.7%.
(d) The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $215,226,677 have been pledged as collateral for borrowings.
JRS
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 252,966,810 $ – $ – $ 252,966,810
Convertible Preferred Securities 1,795,127 – – 1,795,127
Preferred Stock 97,316,584 – – 97,316,584
Short-Term Investments:
Repurchase Agreements – 4,760,544 – 4,760,544
Total $ 352,078,521 $ 4,760,544 $ – $ 356,839,065